Share Option Scheme - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Jul. 29, 2022 shares	May 13, 2021 shares	Dec. 31, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period of share option scheme remain in force	10 years
Weighted average share price for share options in share-based payment arrangement exercised during period | $ / shares	$ 22.5813	$ 18.4846	$ 14.9131
Fair value of share options granted | $	$ 27,200,000	$ 5,700,000	$ 6,700,000
Fair value per share of options granted (in dollars per share) | $ / shares	$ 12.010	$ 9.497	$ 9.817
Share option expense | $	$ 10,700,000	$ 2,400,000	$ 1,900,000
Weighted average share price used in share option fair value valuation model (US$ per share) | $ / shares	$ 19.4468
Number of options (in shares)	9,180,000	9,529,000	14,241,000			18,013,000
Number of shares issued (in shares)					20,809,850
Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares)	9,179,778
Additional share capital amount | $	$ 918
Share premium before issue expenses | $	$ 65,500,000
Percentage of options outstanding	2.80%
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued (in shares)				18,722,000
Ordinary Shares | Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued (in shares)	9,179,778